Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ 0	$ 120,273	$ 2,559
Property and equipment, net	5,374,225	6,859,163
Debt, fair value	639,200
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss		17,000
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	757,200	$ 943,700	$ 129,300
Long-lived assets	0
Impairment of right-of-use assets and property and equipment	113,600
Property and equipment, net	$ 1,000,000
ChinaCo
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership percentage	19.70%	21.60%		21.60%
Equity method investment	$ 0	$ 29,323		$ 26,300